GOODWILL AND INTANGIBLE ASSETS - Future amortization expense (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
GOODWILL AND INTANGIBLE ASSETS
2023		$ 2,924,020
2024		2,474,178
2025		1,666,160
Carrying Value	$ 5,579,431	$ 7,064,358	$ 3,644,571